Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill – gross	¥ 1,008,749	¥ 987,175	¥ 947,980
Accumulated impairment losses	(36,123)	(33,325)	(32,416)
Balance at beginning of year	953,850	915,564
Goodwill acquired during the year	2,061	28,826
Translation adjustments and other	16,715	9,460
Balance at end of year	972,626	953,850
Printing Business Unit
Goodwill [Line Items]
Goodwill – gross	157,561	146,025	142,185
Accumulated impairment losses	(36,123)	(33,325)	(32,416)
Balance at beginning of year	112,700	109,769
Goodwill acquired during the year	1,114
Translation adjustments and other	7,624	2,931
Balance at end of year	121,438	112,700
Imaging Business Unit
Goodwill [Line Items]
Goodwill – gross	296,825	293,749	289,999
Balance at beginning of year	293,749	289,999
Translation adjustments and other	3,076	3,750
Balance at end of year	296,825	293,749
Medical Business Unit
Goodwill [Line Items]
Goodwill – gross	542,695	537,183	506,513
Balance at beginning of year	537,183	506,513
Goodwill acquired during the year	947	28,826
Translation adjustments and other	4,565	1,844
Balance at end of year	542,695	537,183
Industrial [Member]
Goodwill [Line Items]
Goodwill – gross	10,975	9,512	8,559
Balance at beginning of year	9,512	8,559
Translation adjustments and other	1,463	953
Balance at end of year	10,975	9,512
Corporate and Other [Member]
Goodwill [Line Items]
Goodwill – gross	693	706	¥ 724
Balance at beginning of year	706	724
Translation adjustments and other	(13)	(18)
Balance at end of year	¥ 693	¥ 706